Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents, Which Are Potentially Dilutive Equity Securities (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible Preferred Stock	700,000,000	700,000,000	700,000,000